Leases liabilities - Summary of lease liabilities (Detail) - USD ($) $ in Thousands	12 Months Ended
	Nov. 30, 2022	Nov. 30, 2021
Disclosure of Lease Liabilities [Abstract]
Beginning Balance	$ 2,518	$ 2,980
Accretion expense	157	200
Lease payments	(605)	(635)
Effect of change in exchange rates	(148)	(27)
Ending Balance	1,922	2,518
Current portion	(476)	(463)
Non-current portion	$ 1,446	$ 2,055